(fidelity_logo)(Registered Trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	3.58%	38.77%	69.63%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-1.34%	32.18%	61.57%
Fidelity Strategic Income Composite	3.45%	36.47%	63.30%
JP EMBI Global	14.41%	90.24%	126.30%
LB Government Bond	13.24%	36.98%	62.79%
ML High Yield Master II	-5.12%	26.20%	52.31%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	27.16%
Multi-Sector Income Funds Average	0.01%	26.86%	n/a *

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	3.58%	6.77%	8.95%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	-1.34%	5.74%	8.09%
Fidelity Strategic Income Composite	3.45%	6.42%	8.28%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 2000, the value of the investment would have grown to $16,157 - a 61.57% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,231 - a 52.31% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,330 - a 63.30% increase.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Total Return Components

	Years ended December 31,				September 3, 1996 (commencement of sale of Class A shares) to December 31,
	2000	1999	1998	1997	1996
Dividend returns	6.92%	6.97%	6.59%	7.20%	2.56%
Capital returns	-3.34%	-0.85%	-4.21%	2.04%	4.39%
Total returns	3.58%	6.12%	2.38%	9.24%	6.95%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.23¢	36.60¢	70.93¢
Annualized dividend rate	7.34%	7.12%	6.92%
30-day annualized yield	7.72%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.00 over the past one month, $10.19 over the past six months and $10.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 4.75% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	3.42%	38.55%	69.36%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	-0.20%	33.70%	63.43%
Fidelity Strategic Income Composite	3.45%	36.47%	63.30%
JP EMBI Global	14.41%	90.24%	126.30%
LB Government Bond	13.24%	36.98%	62.79%
ML High Yield Master II	-5.12%	26.20%	52.31%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	27.16%
Multi-Sector Income Funds Average	0.01%	26.86%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	3.42%	6.74%	8.92%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	-0.20%	5.98%	8.29%
Fidelity Strategic Income Composite	3.45%	6.42%	8.28%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 2000, the value of the investment would have grown to $16,343 - a 63.43% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,231 - a 52.31% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,330 - a 63.30% increase.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	6.86%	6.91%	6.56%	7.29%	7.73%
Capital returns	-3.44%	-0.76%	-4.30%	2.04%	5.16%
Total returns	3.42%	6.15%	2.26%	9.33%	12.89%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.17¢	36.25¢	70.28¢
Annualized dividend rate	7.27%	7.06%	6.86%
30-day annualized yield	7.75%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $9.99 over the past one month, $10.18 over the past six months, and $10.25 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	2.73%	34.16%	62.71%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-2.10%	32.32%	62.71%
Fidelity Strategic Income Composite	3.45%	36.47%	63.30%
JP EMBI Global	14.41%	90.24%	126.30%
LB Government Bond	13.24%	36.98%	62.79%
ML High Yield Master II	-5.12%	26.20%	52.31%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	27.16%
Multi-Sector Income Funds Average	0.01%	26.86%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	2.73%	6.05%	8.21%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	-2.10%	5.76%	8.21%
Fidelity Strategic Income Composite	3.45%	6.42%	8.28%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $16,271 - a 62.71% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,231 - a 52.31% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,330 - a 63.30% increase.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	6.16%	6.21%	5.89%	6.58%	7.00%
Capital returns	-3.43%	-0.76%	-4.20%	2.02%	5.14%
Total returns	2.73%	5.45%	1.69%	8.60%	12.14%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.61¢	32.88¢	63.49¢
Annualized dividend rate	6.60%	6.39%	6.18%
30-day annualized yield	7.36%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.01 over the past one month, $10.20 over the past six months, and $10.27 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	2.74%	33.48%	61.88%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	1.77%	33.48%	61.88%
Fidelity Strategic Income Composite	3.45%	36.47%	63.30%
JP EMBI Global	14.41%	90.24%	126.30%
LB Government Bond	13.24%	36.98%	62.79%
ML High Yield Master II	-5.12%	26.20%	52.31%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	27.16%
Multi-Sector Income Funds Average	0.01%	26.86%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	2.74%	5.95%	8.12%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	1.77%	5.95%	8.12%
Fidelity Strategic Income Composite	3.45%	6.42%	8.28%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment, would have grown to $16,188 - a 61.88% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,231 - a 52.31% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,330 - a 63.30% increase.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Years ended December 31,			November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2000	1999	1998	1997
Dividend returns	6.09%	6.10%	5.63%	1.36%
Capital returns	-3.35%	-0.85%	-4.21%	-0.09%
Total returns	2.74%	5.25%	1.42%	1.27%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.55¢	32.43¢	62.49¢
Annualized dividend rate	6.54%	6.32%	6.10%
30-day annualized yield	7.30%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $9.99 over the past one month, $10.18 over the past six months, and $10.24 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

Early in 2000, a growing federal budget surplus spurred the U.S. government to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices up and yields down. Later in the year, anticipation that the Fed was finished raising interest rates, combined with flights to safety from investors concerned about volatility in equity markets, further bolstered the U.S. government debt market. For the 12-month period ending December 31, 2000, the Lehman Brothers Government Bond Index returned 13.24%. Conversely, the U.S. high-yield debt market suffered its worst performance in a decade, as rising bankruptcies and general weakness in the cable, technology and telecommunications sectors plagued high-yield issuers throughout the year, as reflected in the -5.12% return of the Merrill Lynch High Yield Master II Index. Meanwhile, international government debt struggled with higher interest rates, inflation fears, a weakening euro and skepticism about some countries' economic reform efforts. For the 12-month period, international government bonds fell 2.63%, as measured by the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. On the other hand, emerging-markets debt was one of the best-performing asset classes of the year, as the J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period.

(Portfolio Manager photograph)
The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

J.C. For the 12 months ending December 31, 2000, the fund's Class A, Class T, Class B and Class C shares returned 3.58%, 3.42%, 2.73% and 2.74%, respectively. The multi-sector income funds average tracked by Lipper Inc. returned 0.01%, while the Fidelity Strategic Income Composite benchmark returned 3.45%.

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Fund Talk: The Managers' Overview - continued

Q. What contributed to the fund's strong relative performance?

J.C. Each of the four subportfolios that make up the fund surpassed its respective benchmark. The portfolio managers will detail how they managed their subportfolios and were able to achieve this success.

Q. Mark, what drove the high-yield subportfolio's outperformance?

M.N. Despite weakness in the market driven by a slowing U.S. economy and expectations of increasing default rates, the subportfolio significantly outperformed its benchmark mainly due to superior security selection. Positive contributors included securities of Winstar, VoiceStream and Chancellor Media. Winstar, a wireless CLEC (competitive local exchange carrier), benefited from a refinancing of its capital structure earlier in the year. The fund sold the position prior to year-end. VoiceStream, a national wireless operator, rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Chancellor Media was acquired by Clear Channel Communications, making it one of the largest outdoor media companies in the world. The subportfolio was negatively affected by an overweighting in telecommunications and an underweighting in energy, but this was more than offset by an overweighting in broadcasting and underweighting in the automotive, steel and entertainment sectors. My outlook for the high-yield market is cautiously optimistic. While economic growth has clearly slowed, credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. High absolute yields and wide credit spreads should attract investors and increase demand for high-yield securities.

Q. Kevin, how did the U.S. government bond market fare in 2000?

K.G. It was a good year for U.S. Treasuries. Stock market uncertainty coupled with fears that U.S. economic growth was slowing led investors to seek safety in U.S. government-backed securities. The U.S. Treasury used its large budget surplus to reduce Treasury bill, note and bond auctions and continue its high-coupon bond buyback program. These factors combined to create a shortage in an asset class that was much in demand. The subportfolio also had a modest position in mortgage-backed securities, which performed well. By mid-year, the markets began to anticipate that interest rates would be eased. As the third quarter progressed, fears of inflation lessened while concerns of recession came to the forefront as many large companies pre-announced earnings misses. Two-year bonds ended the year at 5.09%, 30-year bonds were at 5.46% and the Fed funds overnight rate was at 6.50%, showing that the market anticipated rate cuts. Looking ahead, I believe the U.S. budget surplus and low inflationary pressures will continue to be key factors in keeping U.S. Treasuries in short supply.

Q. John, how did the emerging-markets debt subportfolio surpass its benchmark?

J.C. Restructurings, politics and International Monetary Fund (IMF) intervention were significant drivers of emerging-markets debt this year. Restructuring stories included the top two performers in the index - Ecuador and Russia. After a default in 1999 and a military coup in January, Ecuador's new president introduced crucial economic reforms including the adoption of the U.S. dollar as its currency. In July, the country reached a restructuring agreement with its private creditors and emerged from default. Russia also completed a restructuring of its external debt. In addition, the country elected its second president since the fall of communism. Continued reforms, current account surpluses and a massive reserve stockpiling bolstered its debt prices. As reforms and restructurings in Russia and Ecuador were shaping up, the subportfolio moved to overweighted positions in both countries, which significantly contributed to absolute and relative performance. The most noteworthy political event in emerging markets was Mexico's July elections, in which power was successfully transitioned from a party that had ruled the country for over 70 years. Finally, the proactive intervention of the IMF - in Argentina to provide liquidity and bolster confidence, and in Turkey to stave off a banking crisis - was of critical importance.

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Fund Talk: The Managers' Overview - continued

Q. Ian, what events affected non-U.S. developed-country debt?

I.S. Economic growth in the United Kingdom peaked mid-year as the economy began to slow in the third and fourth quarters. Supply considerations led to strong performance in government bonds, especially longer-dated bonds, while heavy merger activity and equity volatility led to poor performance in lower-rated corporate bonds. As a result, I increased exposure to longer-dated government bonds in the first half of 2000. The euro-market countries did not follow the same economic cycle, although economic growth showed signs of peaking in the third quarter. I reduced exposure to corporate bonds since the high level of new issuance - combined with equity volatility, increased merger activity and mobile telephone auctions - led to relatively weak performance in corporate bonds. In Japan, the fund remained invested in euro-yen bonds and I kept duration short since yields were low. The Canadian economy was strong, and I invested in government securities due to limited supply and quality constraints of corporate bonds. My outlook for the developed-country market is generally positive with the exception of Japan. If the U.S. avoids an economic "hard landing," the outlook for global government and corporate bond markets is good.

Q. John, what's your outlook for the fund?

J.C. I remain constructive on global markets. With that in mind, the fund will maintain its strategic allocations among the four subportfolios. In the high-yield and emerging-markets subportfolios, we will focus Fidelity's research efforts on selecting companies and countries positioned to outperform across a broad range of scenarios. I also anticipate that the foreign developed markets and investment-grade subportfolios will continue to provide the currency diversification and liquidity benefits that make them so valuable when the economic outlook is uncertain.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

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Fund Talk: The Managers' Overview - continued

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2000, more than $342 million

Manager: John Carlson, lead and emerging-markets manager, since 1995 and 1999, respectively; Kevin Grant, U.S. government and investment-grade securities, since 1998; Mark Notkin, high-yield investments, since 1999; and Ian Spreadbury, foreign developed-market securities, since 1998

3

Mark Notkin discusses his outlook for the high-yield market:

"The high-yield market was extremely weak during 2000, driven by a slowing economy and increasing default rates. Fund flows were negative throughout the year, further exacerbating weak fundamentals and pressuring bond prices.

"Risks remain in the year ahead. Clearly, the economy of the U.S. is slowing and this will likely lead to further defaults - particularly for manufacturing and cyclical businesses that are highly sensitive to the economy. Companies in the telecommunications sector still require significant amounts of capital to complete the build-out of their networks - and several of these businesses are already struggling in what has become an extremely competitive industry.

"Having said this, I am cautiously optimistic about the high-yield market in 2001. Credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. The combination of a volatile stock market, Federal Reserve Board rate cuts and robust absolute yields should attract investors and increase demand for high-yield securities. Additionally, a significant economic slowdown, if not a recession, already appears to be largely built into security prices and, with yields on high-yield bonds approaching 14% at the end of 2000, credit spreads need only stabilize to generate healthy returns in 2001."

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Investment Changes

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	16.9
Fannie Mae	6.4	4.9
Germany Federal Republic	6.2	5.2
Argentinian Republic	2.7	2.5
Canadian Government	2.5	2.5
	34.5
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	14.7	16.8
Utilities	10.3	9.6
Finance	2.7	3.0
Basic Industries	2.6	3.1
Health	2.2	1.9
Quality Diversification as of December 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.1	43.3
Baa	2.7	3.2
Ba	7.0	3.2
B	30.8	34.4
Caa, Ca, C	4.9	4.3
Not Rated	1.1	2.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at December 31, 2000 and June 30, 2000 account for 1.1% and 2.7% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Corporate Bonds 33.8%		Corporate Bonds 35.8%
	U.S. Government and Government Agency Obligations 28.5%		U.S. Government and Government Agency Obligations 29.2%
	Foreign Government & Government Agency Obligations 25.2%		Foreign Government & Government Agency Obligations 23.5%
	Stocks 4.7%		Stocks 4.9%
	Other Investments 0.9%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 6.9%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	31.4%	** Foreign investments	31.5%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 33.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 1.1%
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Total Renal Care Holdings, Inc. 7% 5/15/09	B3		$ 1,505,000	$ 1,249,150
MEDIA & LEISURE - 0.6%
Broadcasting - 0.6%
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2		600,000	448,500
4.875% 1/1/07	Caa2		1,755,000	1,311,863
NTL, Inc. 5.75% 12/15/09 (g)	Caa1		344,000	164,260
				1,924,623
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	494,175
TOTAL CONVERTIBLE BONDS				3,667,948
Nonconvertible Bonds - 32.7%
BASIC INDUSTRIES - 2.6%
Chemicals & Plastics - 2.0%
Avecia Group PLC 11% 7/1/09	B2		1,390,000	1,376,100
Berry Plastics Corp. 11% 7/15/07	B3		590,000	424,800
Huntsman Corp. 9.5% 7/1/07 (g)	B2		1,190,000	702,100
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		1,200,000	1,152,000
Lyondell Chemical Co.:
Series A, 9.625% 5/1/07	Ba3		750,000	727,500
Series B, 9.875% 5/1/07	Ba3		1,230,000	1,186,950
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3		795,000	769,163
Sterling Chemicals, Inc. 12.375% 7/15/06	B3		750,000	682,500
				7,021,113
Packaging & Containers - 0.3%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		520,000	322,400
9.75% 6/15/07	Caa1		1,125,000	708,750
				1,031,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.3%
Container Corp. of America:
guaranteed:
9.75% 4/1/03	B2		$ 210,000	$ 211,050
11.25% 5/1/04	B2		50,000	50,125
Series B, 10.75% 5/1/02	B2		70,000	70,700
Stone Container Corp. 12.58% 8/1/16 (i)	B2		560,000	565,600
				897,475
TOTAL BASIC INDUSTRIES				8,949,738
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.2%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2		580,000	559,700
American Standard, Inc. 7.375% 4/15/05	Ba2		70,000	67,725
				627,425
DURABLES - 0.4%
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		720,000	655,200
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (l)	-		718,528	589,193
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	163,625
				1,408,018
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		75,000	67,500
TOTAL DURABLES				1,475,518
ENERGY - 1.8%
Coal - 0.1%
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3		340,000	340,850
Energy Services - 0.3%
R&B Falcon Corp. 9.5% 12/15/08	Ba3		1,020,000	1,101,600
Oil & Gas - 1.4%
Chesapeake Energy Corp. Series B, 9.625% 5/1/05	B2		2,130,000	2,183,250
Cross Timbers Oil Co. Series B:
8.75% 11/1/09	B2		545,000	546,363
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Cross Timbers Oil Co. Series B: - continued
9.25% 4/1/07	B2		$ 110,000	$ 111,375
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		580,000	581,450
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		440,000	433,400
9.5% 9/15/27	Baa3		515,000	512,425
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2		430,000	427,850
				4,796,113
TOTAL ENERGY				6,238,563
FINANCE - 2.6%
Banks - 0.5%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		1,125,000	1,141,875
12.554% 6/16/08 (i)	B1		770,000	719,950
				1,861,825
Credit & Other Finance - 2.1%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	Baa1	EUR	1,000,000	968,796
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (g)	B3		520,000	312,000
0% 7/5/01 (Reg. S)	B3		265,000	159,000
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		520,000	504,400
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	618,750
Ford Motor Credit Co. euro 1.2% 2/7/05	A1	JPY	250,000,000	2,149,821
GS Escrow Corp. 7% 8/1/03	Ba1		395,000	379,046
Kappa Beheer BV 10.625% 7/15/09	B2		715,000	722,150
PTC International Finance BV 0% 7/1/07 (e)	B2		1,375,000	1,010,625
PTC International Finance II SA 11.25% 12/1/09	B2		145,000	137,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2		$ 120,000	$ 121,200
				7,083,538
TOTAL FINANCE				8,945,363
HEALTH - 1.8%
Medical Facilities Management - 1.8%
Columbia/HCA Healthcare Corp.:
6.73% 7/15/45	Ba2		435,000	421,406
7.15% 3/30/04	Ba2		260,000	253,175
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3		740,000	769,600
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	652,050
Fountain View, Inc. 11.25% 4/15/08	Caa1		200,000	82,000
Tenet Healthcare Corp.:
Series B, 9.25% 9/1/10	Ba1		640,000	693,600
8.125% 12/1/08	Ba3		1,535,000	1,542,675
8.625% 12/1/03	Ba1		295,000	302,375
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,429,750
				6,146,631
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		480,000	478,800
Pollution Control - 0.9%
Allied Waste North America, Inc. 7.875% 1/1/09	Ba3		2,145,000	1,989,488
Browning-Ferris Industries, Inc. 7.4% 9/15/35	Ba3		1,640,000	1,197,200
				3,186,688
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				3,665,488
MEDIA & LEISURE - 12.2%
Broadcasting - 9.2%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3		1,020,000	887,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		$ 260,000	$ 210,600
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3		1,350,000	513,000
14% 7/15/10 (g)	B3		620,000	558,000
Century Communications Corp. Series B, 0% 1/15/08	B2		1,160,000	452,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		1,770,000	1,022,175
0% 4/1/11 (e)	B2		2,600,000	1,527,500
Citadel Broadcasting Co.:
9.25% 11/15/08	B3		1,820,000	1,751,750
10.25% 7/1/07	B3		2,030,000	2,035,075
Comcast UK Cable Partners Ltd. 11.2% 11/15/07	B2		220,000	187,000
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3		105,000	105,525
9.875% 5/15/06	Ba3		275,000	280,500
9.875% 4/1/23	B1		100,000	104,000
10.5% 5/15/16	Ba3		420,000	457,800
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2		696,000	609,000
Earthwatch, Inc. 0% 7/15/07 (e)	-		625,000	375,000
EchoStar DBS Corp. 9.375% 2/1/09	B1		1,870,000	1,823,250
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,488,000
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2		351,000	301,860
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		2,505,000	1,390,275
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		300,000	292,500
NTL Communications Corp.:
0% 10/1/08 (e)	B3		6,975,000	3,906,000
11.5% 10/1/08	B3		1,080,000	950,400
NTL, Inc. 0% 4/1/08 (e)	B3		890,000	489,500
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,050,400
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3		580,000	365,400
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3		3,375,000	1,620,000
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	88,650
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1		$ 3,405,000	$ 2,281,350
Telewest Communications PLC:
0% 4/15/09 (e)	B1		680,000	306,000
0% 2/1/10 (e)	B1		2,970,000	1,336,500
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2		2,120,000	657,200
0% 2/1/10 (e)	B2		670,000	194,300
10.875% 8/1/09	B2		3,170,000	2,028,800
				31,647,110
Entertainment - 1.1%
Livent, Inc. 9.375% 10/15/04 (c)	-		300,000	60,000
Mandalay Resort Group:
9.5% 8/1/08	Ba2		160,000	160,000
10.25% 8/1/07	Ba3		720,000	711,000
MGM Mirage, Inc. 8.5% 9/15/10	Baa3		65,000	65,650
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2		250,000	251,875
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		1,445,000	1,004,275
9.25% 4/1/06	B3		480,000	458,400
9.75% 6/15/07	B3		1,110,000	1,071,150
				3,782,350
Lodging & Gaming - 1.9%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,005,000	914,550
HMH Properties, Inc.:
Series A, 7.875% 8/1/05	Ba2		700,000	672,000
Series B, 7.875% 8/1/08	Ba2		640,000	606,400
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		480,000	465,600
9.375% 6/15/07	B+		890,000	898,900
ITT Corp. 7.375% 11/15/15	Ba1		720,000	648,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	313,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
Station Casinos, Inc.:
8.875% 12/1/08	B1		$ 815,000	$ 798,700
9.875% 7/1/10	B1		500,000	513,750
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1		660,000	656,700
				6,488,200
TOTAL MEDIA & LEISURE				41,917,660
NONDURABLES - 0.3%
Foods - 0.3%
Del Monte Corp. 12.25% 4/15/07	B3		252,000	264,600
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1		1,084,000	802,160
				1,066,760
SERVICES - 0.6%
Advertising - 0.2%
Lamar Media Corp.:
9.25% 8/15/07	B1		715,000	722,150
9.625% 12/1/06	B1		60,000	62,250
				784,400
Printing - 0.4%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	669,600
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		790,089	632,071
				1,301,671
TOTAL SERVICES				2,086,071
TECHNOLOGY - 0.8%
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-		580,000	203,000
Electronic Instruments - 0.1%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		604,000	519,440
Electronics - 0.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3		335,000	276,375
Details, Inc. 10% 11/15/05	B3		65,000	59,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronics - continued
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2		$ 595,000	$ 550,375
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3		980,000	970,200
Intersil Corp. 13.25% 8/15/09	B1		294,000	323,400
				2,180,150
TOTAL TECHNOLOGY				2,902,590
TRANSPORTATION - 0.5%
Railroads - 0.5%
Kansas City Southern Railway Co. 9.5% 10/1/08 (g)	Ba2		795,000	814,875
TFM SA de CV 0% 6/15/09 (e)	B1		1,350,000	1,002,375
				1,817,250
UTILITIES - 7.8%
Cellular - 6.7%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1		1,060,000	598,900
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1		1,260,000	567,000
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		310,000	238,700
Crown Castle International Corp. 0% 5/15/11 (e)	B3		1,970,000	1,319,900
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3		2,015,000	1,984,775
Horizon PCS, Inc. 0% 10/1/10 unit (e)(g)	Caa1		740,000	303,400
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2		465,000	269,700
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	558,000
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1		1,610,000	1,263,850
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	548,340
0% 10/31/07 (e)	B1		850,000	624,750
0% 2/15/08 (e)	B1		4,225,000	3,031,438
12% 11/1/08	B1		460,000	483,000
Nextel International, Inc. 12.75% 8/1/10 (g)	Caa1		600,000	483,000
Nextel Partners, Inc.:
11% 3/15/10	B3		165,000	157,575
11% 3/15/10	B3		425,000	405,875
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		200,000	148,000
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3		610,000	416,325
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		$ 2,700,000	$ 1,836,000
Triton PCS, Inc. 0% 5/1/08 (e)	B3		3,125,000	2,468,750
US Unwired, Inc. 0% 11/1/09 (e)	Caa1		960,000	412,800
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2		5,200,000	3,770,000
10.375% 11/15/09	B2		1,060,000	1,139,500
				23,029,578
Electric Utility - 0.8%
AES Corp. 9.375% 9/15/10	Ba1		1,695,000	1,733,138
CMS Energy Corp.:
8.375% 7/1/03	Ba3		635,000	631,825
9.875% 10/15/07	Ba3		280,000	291,200
				2,656,163
Telephone Services - 0.3%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2		590,000	508,875
Esat Telecom Group PLC yankee 11.875% 12/1/08	A2		60,000	69,000
Intermedia Communications, Inc.:
8.5% 1/15/08	B2		445,000	311,500
8.6% 6/1/08	B2		40,000	28,000
8.875% 11/1/07	B2		15,000	10,500
				927,875
TOTAL UTILITIES				26,613,616
TOTAL NONCONVERTIBLE BONDS				112,452,673
TOTAL CORPORATE BONDS (Cost $126,611,101)				116,120,621
U.S. Government and Government Agency Obligations - 24.8%

U.S. Government Agency Obligations - 8.1%
Fannie Mae:
5.25% 1/15/09	Aaa		6,500,000	6,206,460
6% 12/15/05	Aaa		2,550,000	2,580,090
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.5% 4/29/09	Aaa		$ 1,830,000	$ 1,817,977
7% 7/15/05	Aaa		2,935,000	3,080,371
7.25% 1/15/10	Aaa		800,000	868,752
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,039,220
Federal Home Loan Bank:
6.75% 4/5/04	Aaa		870,000	896,239
6.875% 8/15/03	Aaa		1,625,000	1,673,490
Freddie Mac:
7% 7/15/05	Aaa		2,950,000	3,095,642
7.375% 5/15/03	Aaa		2,975,000	3,089,805
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa		161,363	172,180
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		1,498,932	1,526,258
Class 2-E, 9.4% 5/15/02	Aaa		23,206	23,626
Class 3-T, 9.625% 5/15/02	Aaa		9,992	10,194
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		840,000	844,378
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		550,000	551,100
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		399,000	405,226
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				27,881,008
U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		2,500,000	2,719,150
6.625% 2/15/27	Aaa		500,000	571,095
8.75% 5/15/17	Aaa		5,440,000	7,306,573
8.875% 8/15/17	Aaa		14,725,000	20,014,502
9% 11/15/18	Aaa		2,630,000	3,648,310
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes 6.5% 5/31/02	Aaa		$ 13,100,000	$ 13,296,500
U.S. Treasury Notes - Principal Strips 0% 5/15/02	Aaa		10,320,000	9,599,974
TOTAL U.S. TREASURY OBLIGATIONS				57,156,104
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,456,538)				85,037,112
U.S. Government Agency - Mortgage Securities - 3.7%

Fannie Mae - 2.1%
5.5% 5/1/11 to 6/1/14	Aaa		569,397	555,414
6% 8/1/13 to 1/1/26	Aaa		1,118,420	1,102,295
6.5% 5/1/08 to 12/1/30	Aaa		3,270,163	3,231,695
6.5% 1/1/31 (h)	Aaa		900,000	887,344
7% 9/1/25 to 12/1/28	Aaa		543,191	544,819
7.5% 1/1/28 to 5/1/28	Aaa		537,399	545,946
8% 7/1/26 to 12/1/27	Aaa		459,874	472,989
TOTAL FANNIE MAE				7,340,502
Freddie Mac - 0.1%
6% 12/1/07	Aaa		27,572	27,140
8.5% 3/1/20	Aaa		136,688	142,069
TOTAL FREDDIE MAC				169,209
Government National Mortgage Association - 1.5%
6% 1/15/09 to 5/15/09	Aaa		656,743	656,899
6.5% 4/15/26 to 5/15/26	Aaa		690,837	684,142
7% 9/15/25 to 10/15/28	Aaa		1,340,545	1,346,647
7.5% 2/15/22 to 8/15/28	Aaa		2,108,088	2,148,707
8% 9/15/26 to 12/15/26	Aaa		347,931	357,280
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				5,193,675
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,536,324)				12,703,386
Foreign Government and Government Agency Obligations (j) - 25.2%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentinian Republic:
BOCON 2.7744% 4/1/07 (i)	B1	ARS	2,657,526	$ 1,869,413
Brady:
floating rate bond 7.625% 3/31/05 (i)	B1		1,820,160	1,656,346
par L-GP 6% 3/31/23	B1		2,045,000	1,416,163
9.75% 9/19/27	B1		440,000	354,200
10.25% 7/21/30	B1		855,000	705,375
11.75% 2/12/07	B1	ARS	720,000	616,587
11.75% 6/15/15	B1		2,619,000	2,363,648
12% 2/1/20	B1		346,000	319,185
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		3,149,946	2,437,271
debt conversion bond 7.6875% 4/15/12 (i)	B1		1,838,000	1,357,823
discount euro 7.625% 4/15/24 (i)	B1		680,000	520,200
Brady 6% 4/15/24	B1		895,000	623,144
11% 8/17/40	B1		3,010,000	2,450,140
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (i)	B2		1,277,000	941,788
Canadian Government:
1.9% 3/23/09	Aa1	JPY	70,000,000	637,143
7% 12/1/06	Aa1	CAD	2,950,000	2,130,053
9% 6/1/25	Aa1	CAD	2,600,000	2,473,104
10% 5/1/02	Aa1	CAD	4,750,000	3,355,891
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,000,000	605,000
Promissory notes 5.092% 1/5/10	-		988,489	507,400
warrants 11/15/20 (a)(k)	-		1,000	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		590,000	531,000
Colombian Republic:
7.625% 2/15/07	Ba2		195,000	153,075
8.625% 4/1/08	Ba2		530,000	426,650
8.7% 2/15/16	Ba2		185,000	122,100
9.75% 4/23/09	Ba2		135,000	113,569
11.75% 2/25/20	Ba2		545,000	465,975
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		828,000	310,500
12% 11/15/12 (g)	Caa2		2,234,000	1,463,270
Germany Federal Republic:
4.25% 2/18/05	Aaa	EUR	2,200,000	2,054,054
4.5% 5/17/02	Aaa	EUR	900,000	846,907
6% 1/4/07	Aaa	EUR	450,000	453,634
Foreign Government and Government Agency Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Germany Federal Republic: - continued
6.25% 4/26/06	Aaa	EUR	6,950,000	$ 7,062,421
6.25% 1/4/30	Aaa	EUR	3,500,000	3,716,181
8% 7/22/02	Aaa	EUR	6,800,000	6,730,647
Hungarian Government 9.25% 9/24/03	A1	HUF	36,240,000	127,459
Italian Republic 3.75% 6/8/05	Aa3	JPY	460,000,000	4,522,295
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	2,140,000	38,415
Jamaican Government 12.75% 9/1/07 (g)	Ba3		155,000	153,838
Pakistani Republic 10% 12/13/05 (g)	Caa1		155,000	99,200
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (i)	Ba3		475,000	277,875
past due interest 4.5% 3/7/17 (i)	Ba3		536,000	344,380
Philippine Government:
9.875% 3/16/10	Ba1		435,000	390,413
9.875% 1/15/19	Ba1		530,000	424,663
10.625% 3/16/25	Ba1		380,000	312,550
Polish Government 6% 3/22/10	Baa1	EUR	260,000	250,221
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		3,900,000	1,462,500
2.5% 3/31/30 (Reg. S) (f)	B3		1,455,000	545,625
8.25% 3/31/10 (g)	B3		552,789	344,802
9.25% 11/27/01	B3		435,000	424,669
10% 6/26/07	B3		1,361,000	998,634
11% 7/24/18 (Reg. S)	B3		692,000	486,130
11.75% 6/10/03 (Reg. S)	B3		528,000	493,680
12.75% 6/24/28 (Reg. S)	B3		2,083,000	1,734,098
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		690,000	391,575
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	393,500
Spanish Kingdom 5.4% 7/30/11	Aa2	EUR	500,000	464,664
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	1,500,000	1,550,968
Turkish Republic:
global 12.375% 6/15/09	B1		990,000	923,175
11.875% 1/15/30	B1		435,000	383,888
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		965,000	680,325
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	2,110,000	3,519,280
8% 12/7/15	Aaa	GBP	230,000	462,965
8.75% 8/25/17	Aaa	GBP	1,300,000	2,853,517
9.75% 8/27/02	Aaa	GBP	650,000	1,037,466
Foreign Government and Government Agency Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Mexican States:
Brady par A 6.25% 12/31/19 unit	Baa3		$ 3,610,000	$ 3,276,075
value recovery rights 6/30/03:
discount A (k)	-		3,000	0
discount C (k)	-		2,000	0
9.875% 2/1/10	Baa3		824,000	885,800
10.375% 2/17/09	Baa3		464,000	506,920
11.375% 9/15/16	Baa3		1,410,000	1,642,650
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (i)	B2		999,990	802,492
par W-A euro 6.75% 3/31/20	B2		320,000	236,800
par W-B euro 6.75% 3/31/20	B2		330,000	244,200
Oil recovery rights 4/15/20 (k)	-		3,260	0
9.25% 9/15/27	B2		1,270,000	820,738
Venezuelan Republic Brady FLIRB B 7.625%, 3/31/07 (i)	B2		309,520	251,098
Vietnamese Socialist Republic 3.75% 3/14/16 (i)	B1		85,000	48,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,557,820)				86,597,850
Supranational Obligations - 0.6%

European Bank for Reconstruction & Development 19% 12/5/01	Aaa	PLN	1,070,000	260,995
European Investment Bank 4% 4/15/09	Aaa	EUR	2,000,000	1,728,478
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,279,127)				1,989,473
Common Stocks - 0.3%
	Shares
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	30,134
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	570	570
		30,704
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - 0.2%
Grocery Stores - 0.2%
Pathmark Stores, Inc. (a)	48,545	$ 800,993
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Concentric Network Corp. warrants 12/15/07 (a)(g)	200	63,200
DecisionOne Corp. (a)	1,980	20
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	1,137	0
Class B warrants 4/18/07 (a)	1,959	0
Class C warrants 4/18/07 (a)	1,162	0
		63,220
UTILITIES - 0.1%
Cellular - 0.1%
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	465	930
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	345
warrants 1/15/07 (CV ratio .6) (a)	480	960
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	17,530
Powertel, Inc. warrants 2/1/06 (a)	3,328	149,760
		169,525
Telephone Services - 0.0%
Mpower Communications Corp. (a)(g)	924	4,736
Source Media, Inc. (a)	1,676	786
		5,522
TOTAL UTILITIES		175,047
TOTAL COMMON STOCKS (Cost $1,548,249)		1,069,964
Preferred Stocks - 4.4%

Convertible Preferred Stocks - 0.4%
MEDIA & LEISURE - 0.4%
Broadcasting - 0.4%
Earthwatch, Inc. $0.2975 (g)	30,684	7,671
Radio One, Inc.:
$65.00 (g)	1,300	1,030,250
$65.00	400	317,000
		1,354,921
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 4.0%
FINANCE - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	$ 239,836
MEDIA & LEISURE - 1.5%
Broadcasting - 1.2%
Adelphia Communications Corp. Series B, $13.00	5,345	427,600
Benedek Communications Corp. $115.00 pay-in-kind	901	450,500
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	5,497	461,748
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	5,183	544,215
Series M, $11.125 pay-in-kind	20,083	2,088,632
Granite Broadcasting Corp. $127.50 pay-in-kind	418	45,980
		4,018,675
Publishing - 0.3%
PRIMEDIA, Inc.:
$9.20	1,600	124,800
Series D, $10.00	5,733	470,106
Series H, $8.625	7,377	560,652
		1,155,558
TOTAL MEDIA & LEISURE		5,174,233
UTILITIES - 2.4%
Cellular - 1.2%
Crown Castle International Corp. $127.50 pay-in-kind	1,027	985,920
Dobson Communications Corp. $130.00 pay-in-kind	178	158,420
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,152	2,001,360
Series E, $111.25 pay-in-kind	1,148	952,840
		4,098,540
Telephone Services - 1.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,081	2,018,570
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	2,034	1,017,000
Source Media, Inc. $2.70 pay-in-kind	4,469	15,642
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
XO Communications, Inc.:
$135.00 pay-in-kind	921	$ 368,400
$7.00 pay-in-kind	21,650	692,800
		4,112,412
TOTAL UTILITIES		8,210,952
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,625,021
TOTAL PREFERRED STOCKS (Cost $19,106,086)		14,979,942
Sovereign Loan Participations - 0.3%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (i)	-	$ 383,077	319,869
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (i)	-	262,154	218,898
Series 1- Societe Generale 7.6875% 9/4/06 (i)	-	18,462	15,415
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (i)	-	299,250	231,919
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (i)	-	134,900	104,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $862,601)			890,649
Cash Equivalents - 5.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $19,440,000)	$ 19,453,095	$ 19,440,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $350,397,846)		338,828,997
NET OTHER ASSETS - 1.2%		4,159,215
NET ASSETS - 100%		$ 342,988,212
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration
under Rule 144A of the Securities Act
of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,970,908 or 4.4% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.
(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/00	$ 683,451
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.1%	AAA, AA, A	36.2%
Baa	2.7%	BBB	0.7%
Ba	7.0%	BB	10.7%
B	30.4%	B	28.0%
Caa	4.9%	CCC	3.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.6%
Germany	6.7
United Kingdom	3.3
Brazil	2.9
Mexico	2.9
Argentina	2.7
Canada	2.5
Russia	2.1
Netherlands	1.5
Italy	1.3
Others (individually less than 1%)	5.5
100.0%
Income Tax Information

At December 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $350,992,385. Net unrealized depreciation aggregated $12,163,388, of which $9,349,694 related to appreciated investment securities and $21,513,082 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $14,939,000 of which $10,864,000 and $4,075,000 will expire on December 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $2,497,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $19,440,000) (cost $350,397,846) - See accompanying schedule		$ 338,828,997
Cash		292,687
Receivable for investments sold		141,148
Receivable for fund shares sold		1,417,338
Dividends receivable		109,305
Interest receivable		5,799,678
Other receivables		7,164
Total assets		346,596,317
Liabilities
Payable for investments purchased Regular delivery	$ 761,148
Delayed delivery	881,906
Payable for fund shares redeemed	1,155,346
Distributions payable	383,719
Accrued management fee	160,468
Distribution fees payable	129,262
Other payables and accrued expenses	136,256
Total liabilities		3,608,105
Net Assets		$ 342,988,212
Net Assets consist of:
Paid in capital		$ 369,905,669
Undistributed net investment income		2,595,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,087,134)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,425,405)
Net Assets		$ 342,988,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,947,536 ÷ 1,773,423 shares)	$10.12
Maximum offering price per share (100/95.25 of $10.12)	$10.62
Class T: Net Asset Value and redemption price per share ($206,972,497 ÷ 20,463,170 shares)	$10.11
Maximum offering price per share (100/96.50 of $10.11)	$10.48
Class B: Net Asset Value and offering price per share ($87,879,133 ÷ 8,672,111 shares) A	$10.13
Class C: Net Asset Value and offering price per share ($25,890,867 ÷ 2,561,229 shares) A	$10.11
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,298,179 ÷ 422,353 shares)	$10.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 1,791,974
Interest		26,485,794
Total income		28,277,768
Expenses
Management fee	$ 1,841,312
Transfer agent fees	598,390
Distribution fees	1,484,637
Accounting fees and expenses	195,311
Non-interested trustees' compensation	1,070
Custodian fees and expenses	51,631
Registration fees	121,479
Audit	55,689
Legal	11,414
Miscellaneous	2,355
Total expenses before reductions	4,363,288
Expense reductions	(13,027)	4,350,261
Net investment income		23,927,507
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,924,689)
Foreign currency transactions	(457,395)	(5,382,084)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,246,059)
Assets and liabilities in foreign currencies	182,526	(8,063,533)
Net gain (loss)		(13,445,617)
Net increase (decrease) in net assets resulting from operations		$ 10,481,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,927,507	$ 21,899,000
Net realized gain (loss)	(5,382,084)	(7,459,313)
Change in net unrealized appreciation (depreciation)	(8,063,533)	3,043,574
Net increase (decrease) in net assets resulting from operations	10,481,890	17,483,261
Distributions to shareholders from net investment income	(21,254,109)	(19,936,469)
Share transactions - net increase (decrease)	43,937,464	24,266,774
Total increase (decrease) in net assets	33,165,245	21,813,566
Net Assets
Beginning of period	309,822,967	288,009,401
End of period (including undistributed net investment income of $2,595,082 and $1,690,132, respectively)	$ 342,988,212	$ 309,822,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Investment Operations
Net investment income D	.793	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.434)	(.152)	(.512)	.198	.493
Total from investment operations	.359	.623	.259	1.000	.760
Less Distributions
From net investment income	(.709)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.709)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C	3.58%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,948	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets	1.08%	1.08%	1.23%	1.25% F	1.25% A, F
Ratio of expenses to average net assets after expense reductions	1.08%	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.76%	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	99%	146%	150%	140%	119%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Income from Investment Operations
Net investment income C	.788	.772	.781	.814	.813
Net realized and unrealized gain (loss)	(.445)	(.147)	(.535)	.194	.542
Total from investment operations	.343	.625	.246	1.008	1.355
Less Distributions
From net investment income	(.703)	(.705)	(.726)	(.798)	(.805)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.703)	(.705)	(.786)	(1.168)	(1.105)
Net asset value, end of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Total Return A, B	3.42%	6.15%	2.26%	9.33%	12.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 206,972	$ 190,335	$ 189,755	$ 119,204	$ 99,327
Ratio of expenses to average net assets	1.14%	1.13%	1.18%	1.20%	1.23%
Ratio of expenses to average net assets after expense reductions	1.14%	1.13%	1.17% D	1.19% D	1.22% D
Ratio of net investment income to average net assets	7.70%	7.38%	7.25%	7.21%	7.34%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Income from Investment Operations
Net investment income C	.722	.703	.713	.740	.743
Net realized and unrealized gain (loss)	(.447)	(.146)	(.529)	.194	.538
Total from investment operations	.275	.557	.184	.934	1.281
Less Distributions
From net investment income	(.635)	(.637)	(.654)	(.724)	(.731)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.635)	(.637)	(.714)	(1.094)	(1.031)
Net asset value, end of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Total Return A, B	2.73%	5.45%	1.69%	8.60%	12.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 87,879	$ 86,116	$ 72,773	$ 54,562	$ 37,403
Ratio of expenses to average net assets	1.80%	1.78%	1.83%	1.86%	1.88%
Ratio of expenses to average net assets after expense reductions	1.80%	1.78%	1.83%	1.85% D	1.87% D
Ratio of net investment income to average net assets	7.04%	6.73%	6.56%	6.55%	6.69%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income D	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.432)	(.151)	(.517)	.037
Total from investment operations	.275	.536	.155	.142
Less Distributions
From net investment income	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	(.310)
In excess of net realized gain	-	-	(.060)	-
Total distributions	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C	2.74%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 25,891	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets	1.91%	1.91%	2.07% F	2.10% A, F
Ratio of expenses to average net assets after expense reductions	1.90% G	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.94%	6.61%	6.37%	6.30% A
Portfolio turnover rate	99%	146%	150%	140%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Income from Investment Operations
Net investment income B	.816	.799	.805	.830	.826
Net realized and unrealized gain (loss)	(.437)	(.150)	(.533)	.186	.548
Total from investment operations	.379	.649	.272	1.016	1.374
Less Distributions
From net investment income	(.729)	(.729)	(.742)	(.806)	(.804)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.729)	(.729)	(.802)	(1.176)	(1.104)
Net asset value, end of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Total Return A	3.76%	6.35%	2.49%	9.36%	13.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,298	$ 3,645	$ 4,636	$ 6,289	$ 6,107
Ratio of expenses to average net assets	.90%	.93%	1.07%	1.10% C	1.10% C
Ratio of expenses to average net assets after expense reductions	.90%	.93%	1.07%	1.09% D	1.10%
Ratio of net investment income to average net assets	7.95%	7.58%	7.29%	7.31%	7.47%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $589,193 or 0.2% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $890,649 or 0.3% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $342,987,550 and $301,447,287, respectively, of which U.S. government and government agency obligations aggregated $82,817,228 and $79,913,176, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-
adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 22,402	$ -
Class T	487,595	2,643
Class B	769,351	555,654
Class C	205,289	98,273
	$ 1,484,637	$ 656,570

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 77,007	$ 27,609
Class T	119,066	37,929
Class B	251,991	251,991*
Class C	4,286	4,286*
	$ 452,350	$ 321,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33,166.22
Class T	354,784.18
Class B	163,334.19
Class C	39,922.19
Institutional Class	7,184.19
	$ 598,390

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,926,200. The weighted average interest rate was 5.88%. Interest earned from the interfund lending program amounted to $6,476 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $311 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $12,716, under this arrangement.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund.

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Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2000	1999
From net investment income
Class A	$ 1,037,205	$ 775,559
Class T	13,393,579	13,041,860
Class B	5,288,786	4,950,300
Class C	1,260,642	853,483
Institutional Class	273,897	315,267
Total	$ 21,254,109	$ 19,936,469

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	1,139,950	670,664	$ 11,674,899	$ 7,034,562
Reinvestment of distributions	80,014	59,003	817,264	616,531
Shares redeemed	(668,597)	(416,786)	(6,866,701)	(4,352,173)
Net increase (decrease)	551,367	312,881	$ 5,625,462	$ 3,298,920
Class T Shares sold	8,304,443	7,300,446	$ 84,942,531	$ 76,364,764
Reinvestment of distributions	1,108,817	1,043,417	11,325,674	10,903,390
Shares redeemed	(7,130,337)	(8,149,722)	(73,083,892)	(85,087,489)
Net increase (decrease)	2,282,923	194,141	$ 23,184,313	$ 2,180,665
Class B Shares sold	2,412,667	3,093,028	$ 24,764,959	$ 32,490,970
Reinvestment of distributions	352,818	321,769	3,610,193	3,367,960
Shares redeemed	(2,304,516)	(2,090,413)	(23,665,554)	(21,891,154)
Net increase (decrease)	460,969	1,324,384	$ 4,709,598	$ 13,967,776
Class C Shares sold	1,526,500	1,002,410	$ 15,610,292	$ 10,478,051
Reinvestment of distributions	94,099	62,617	959,476	653,680
Shares redeemed	(676,914)	(513,809)	(6,943,242)	(5,359,385)
Net increase (decrease)	943,685	551,218	$ 9,626,526	$ 5,772,346
Institutional Class Shares sold	190,523	137,655	$ 1,972,051	$ 1,449,056
Reinvestment of distributions	21,321	20,355	219,051	213,945
Shares redeemed	(135,659)	(248,874)	(1,399,537)	(2,615,934)
Net increase (decrease)	76,185	(90,864)	$ 791,565	$ (952,933)

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Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standard s generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Robert A. Lawrence, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

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Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SI-ANN-0201 124546
1.540220.103

(Fidelity Investment logo)(registered trademark)

(fidelity_logo)(Registered Trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

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Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

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Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	3.76%	39.81%	71.44%
Fidelity Strategic Income Composite	3.45%	36.47%	63.30%
JP EMBI Global	14.41%	90.24%	126.30%
LB Government Bond	13.24%	36.98%	62.79%
ML High Yield Master II	-5.12%	26.20%	52.31%
SSB Non-US Dollar World Govt Bond	-2.63%	8.48%	27.16%
Multi-Sector Income Funds Average	0.01%	26.86%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index weighted according to the fund's neutral mix.** To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 116 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

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Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	3.76%	6.93%	9.13%
Fidelity Strategic Income Composite	3.45%	6.42%	8.28%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

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Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 2000, the value of the investment would have grown to $17,144 - a 71.44% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,231 - a 52.31% increase. You can also look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,330 - a 63.30% increase.

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Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	7.08%	7.10%	6.68%	7.33%	7.70%
Capital returns	-3.32%	-0.75%	-4.19%	2.03%	5.34%
Total returns	3.76%	6.35%	2.49%	9.36%	13.04%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Period ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.42¢	37.71¢	72.94¢
Annualized dividend rate	7.52%	7.31%	7.07%
30-day annualized yield	8.29%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.05 over the past one month, $10.24 over the past six months, and $10.31 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

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Fund Talk: The Managers' Overview

Market Recap

Early in 2000, a growing federal budget surplus spurred the U.S. government to begin buying back outstanding debt and reducing future issuance. The scarcity premium created by a shrinking supply of long-dated Treasuries sent prices up and yields down. Later in the year, anticipation that the Fed was finished raising interest rates, combined with flights to safety from investors concerned about volatility in equity markets, further bolstered the U.S. government debt market. For the 12-month period ending December 31, 2000, the Lehman Brothers Government Bond Index returned 13.24%. Conversely, the U.S. high-yield debt market suffered its worst performance in a decade, as rising bankruptcies and general weakness in the cable, technology and telecommunications sectors plagued high-yield issuers throughout the year, as reflected in the -5.12% return of the Merrill Lynch High Yield Master II Index. Meanwhile, international government debt struggled with higher interest rates, inflation fears, a weakening euro and skepticism about some countries' economic reform efforts. For the 12-month period, international government bonds fell 2.63%, as measured by the Salomon Smith Barney Non-U.S. Dollar World Government Bond Index. On the other hand, emerging-markets debt was one of the best-performing asset classes of the year, as the J.P. Morgan Emerging Markets Bond Index Global returned 14.41% for the 12-month period.

(Portfolio Manager photograph)
The following is an interview with John Carlson (top left), Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund, with additional comments from Kevin Grant (top right), on U.S. government and investment-grade securities; Mark Notkin (lower left) on high-yield securities; and Ian Spreadbury (lower right) on foreign developed-market securities. John Carlson also manages the emerging-markets portion of the fund.

Q. How did the fund perform, John?

Fund Talk: The Managers' Overview - continued

J.C. For the 12 months ending December 31, 2000, the fund's Institutional Class shares returned 3.76%. The multi-sector income funds average tracked by Lipper Inc. returned 0.01%, while the Fidelity Strategic Income Composite benchmark returned 3.45%.

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Q. What contributed to the fund's strong relative performance?

J.C. Each of the four subportfolios that make up the fund surpassed its respective benchmark. The portfolio managers will detail how they managed their subportfolios and were able to achieve this success.

Q. Mark, what drove the high-yield subportfolio's outperformance?

M.N. Despite weakness in the market driven by a slowing U.S. economy and expectations of increasing default rates, the subportfolio significantly outperformed its benchmark mainly due to superior security selection. Positive contributors included securities of Winstar, VoiceStream and Chancellor Media. Winstar, a wireless CLEC (competitive local exchange carrier), benefited from a refinancing of its capital structure earlier in the year. The fund sold the position prior to year-end. VoiceStream, a national wireless operator, rose due to strong industry fundamentals, solid execution and an announced merger with Deutsche Telecom. Chancellor Media was acquired by Clear Channel Communications, making it one of the largest outdoor media companies in the world. The subportfolio was negatively affected by an overweighting in telecommunications and an underweighting in energy, but this was more than offset by an overweighting in broadcasting and underweighting in the automotive, steel and entertainment sectors. My outlook for the high-yield market is cautiously optimistic. While economic growth has clearly slowed, credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. High absolute yields and wide credit spreads should attract investors and increase demand for high-yield securities.

Q. Kevin, how did the U.S. government bond market fare in 2000?

K.G. It was a good year for U.S. Treasuries. Stock market uncertainty coupled with fears that U.S. economic growth was slowing led investors to seek safety in U.S. government-backed securities. The U.S. Treasury used its large budget surplus to reduce Treasury bill, note and bond auctions and continue its high-coupon bond buyback program. These factors combined to create a shortage in an asset class that was much in demand. The subportfolio also had a modest position in mortgage-backed securities, which performed well. By mid-year, the markets began to anticipate that interest rates would be eased. As the third quarter progressed, fears of inflation lessened while concerns of recession came to the forefront as many large companies pre-announced earnings misses. Two-year bonds ended the year at 5.09%, 30-year bonds were at 5.46% and the Fed funds overnight rate was at 6.50%, showing that the market anticipated rate cuts. Looking ahead, I believe the U.S. budget surplus and low inflationary pressures will continue to be key factors in keeping U.S. Treasuries in short supply.

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Fund Talk: The Managers' Overview - continued

Q. John, how did the emerging-markets debt subportfolio surpass its benchmark?

J.C. Restructurings, politics and International Monetary Fund (IMF) intervention were significant drivers of emerging-markets debt this year. Restructuring stories included the top two performers in the index - Ecuador and Russia. After a default in 1999 and a military coup in January, Ecuador's new president introduced crucial economic reforms including the adoption of the U.S. dollar as its currency. In July, the country reached a restructuring agreement with its private creditors and emerged from default. Russia also completed a restructuring of its external debt. In addition, the country elected its second president since the fall of communism. Continued reforms, current account surpluses and a massive reserve stockpiling bolstered its debt prices. As reforms and restructurings in Russia and Ecuador were shaping up, the subportfolio moved to overweighted positions in both countries, which significantly contributed to absolute and relative performance. The most noteworthy political event in emerging markets was Mexico's July elections, in which power was successfully transitioned from a party that had ruled the country for over 70 years. Finally, the proactive intervention of the IMF - in Argentina to provide liquidity and bolster confidence, and in Turkey to stave off a banking crisis - was of critical importance.

Q. Ian, what events affected non-U.S. developed-country debt?

I.S. Economic growth in the United Kingdom peaked mid-year as the economy began to slow in the third and fourth quarters. Supply considerations led to strong performance in government bonds, especially longer-dated bonds, while heavy merger activity and equity volatility led to poor performance in lower-rated corporate bonds. As a result, I increased exposure to longer-dated government bonds in the first half of 2000. The euro-market countries did not follow the same economic cycle, although economic growth showed signs of peaking in the third quarter. I reduced exposure to corporate bonds since the high level of new issuance - combined with equity volatility, increased merger activity and mobile telephone auctions - led to relatively weak performance in corporate bonds. In Japan, the fund remained invested in euro-yen bonds and I kept duration short since yields were low. The Canadian economy was strong, and I invested in government securities due to limited supply and quality constraints of corporate bonds. My outlook for the developed-country market is generally positive with the exception of Japan. If the U.S. avoids an economic "hard landing," the outlook for global government and corporate bond markets is good.

Q. John, what's your outlook for the fund?

J.C. I remain constructive on global markets. With that in mind, the fund will maintain its strategic allocations among the four subportfolios. In the high-yield and emerging-markets subportfolios, we will focus Fidelity's research efforts on selecting companies and countries positioned to outperform across a broad range of scenarios. I also anticipate that the foreign developed markets and investment-grade subportfolios will continue to provide the currency diversification and liquidity benefits that make them so valuable when the economic outlook is uncertain.

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Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income; the fund may also seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2000, more than $342 million

Manager: John Carlson, lead and emerging-markets manager, since 1995 and 1999, respectively; Kevin Grant, U.S. government and investment-grade securities, since 1998; Mark Notkin, high-yield investments, since 1999; and Ian Spreadbury, foreign developed-market securities, since 1998

3

Mark Notkin discusses his outlook for the high-yield market:

"The high-yield market was extremely weak during 2000, driven by a slowing economy and increasing default rates. Fund flows were negative throughout the year, further exacerbating weak fundamentals and pressuring bond prices.

"Risks remain in the year ahead. Clearly, the economy of the U.S. is slowing and this will likely lead to further defaults - particularly for manufacturing and cyclical businesses that are highly sensitive to the economy. Companies in the telecommunications sector still require significant amounts of capital to complete the build-out of their networks - and several of these businesses are already struggling in what has become an extremely competitive industry.

"Having said this, I am cautiously optimistic about the high-yield market in 2001. Credit spreads have reached levels not seen since the end of 1990 when the economy was in a recession. The combination of a volatile stock market, Federal Reserve Board rate cuts and robust absolute yields should attract investors and increase demand for high-yield securities. Additionally, a significant economic slowdown, if not a recession, already appears to be largely built into security prices and, with yields on high-yield bonds approaching 14% at the end of 2000, credit spreads need only stabilize to generate healthy returns in 2001."

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Investment Changes

Top Five Holdings as of December 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	16.9
Fannie Mae	6.4	4.9
Germany Federal Republic	6.2	5.2
Argentinian Republic	2.7	2.5
Canadian Government	2.5	2.5
	34.5
Top Five Market Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	14.7	16.8
Utilities	10.3	9.6
Finance	2.7	3.0
Basic Industries	2.6	3.1
Health	2.2	1.9
Quality Diversification as of December 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	43.1	43.3
Baa	2.7	3.2
Ba	7.0	3.2
B	30.8	34.4
Caa, Ca, C	4.9	4.3
Not Rated	1.1	2.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at December 31, 2000 and June 30, 2000 account for 1.1% and 2.7% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of December 31, 2000 *		As of June 30, 2000 **
	Corporate Bonds 33.8%		Corporate Bonds 35.8%
	U.S. Government and Government Agency Obligations 28.5%		U.S. Government and Government Agency Obligations 29.2%
	Foreign Government & Government Agency Obligations 25.2%		Foreign Government & Government Agency Obligations 23.5%
	Stocks 4.7%		Stocks 4.9%
	Other Investments 0.9%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 6.9%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	31.4%	** Foreign investments	31.5%

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Corporate Bonds - 33.8%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Convertible Bonds - 1.1%
HEALTH - 0.4%
Medical Facilities Management - 0.4%
Total Renal Care Holdings, Inc. 7% 5/15/09	B3		$ 1,505,000	$ 1,249,150
MEDIA & LEISURE - 0.6%
Broadcasting - 0.6%
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2		600,000	448,500
4.875% 1/1/07	Caa2		1,755,000	1,311,863
NTL, Inc. 5.75% 12/15/09 (g)	Caa1		344,000	164,260
				1,924,623
RETAIL & WHOLESALE - 0.1%
Retail & Wholesale, Miscellaneous - 0.1%
Sunglass Hut International, Inc. 5.25% 6/15/03	B3		660,000	494,175
TOTAL CONVERTIBLE BONDS				3,667,948
Nonconvertible Bonds - 32.7%
BASIC INDUSTRIES - 2.6%
Chemicals & Plastics - 2.0%
Avecia Group PLC 11% 7/1/09	B2		1,390,000	1,376,100
Berry Plastics Corp. 11% 7/15/07	B3		590,000	424,800
Huntsman Corp. 9.5% 7/1/07 (g)	B2		1,190,000	702,100
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		1,200,000	1,152,000
Lyondell Chemical Co.:
Series A, 9.625% 5/1/07	Ba3		750,000	727,500
Series B, 9.875% 5/1/07	Ba3		1,230,000	1,186,950
Sovereign Specialty Chemicals, Inc. 11.875% 3/15/10	B3		795,000	769,163
Sterling Chemicals, Inc. 12.375% 7/15/06	B3		750,000	682,500
				7,021,113
Packaging & Containers - 0.3%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1		520,000	322,400
9.75% 6/15/07	Caa1		1,125,000	708,750
				1,031,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - continued
Paper & Forest Products - 0.3%
Container Corp. of America:
guaranteed:
9.75% 4/1/03	B2		$ 210,000	$ 211,050
11.25% 5/1/04	B2		50,000	50,125
Series B, 10.75% 5/1/02	B2		70,000	70,700
Stone Container Corp. 12.58% 8/1/16 (i)	B2		560,000	565,600
				897,475
TOTAL BASIC INDUSTRIES				8,949,738
CONSTRUCTION & REAL ESTATE - 0.2%
Building Materials - 0.2%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2		580,000	559,700
American Standard, Inc. 7.375% 4/15/05	Ba2		70,000	67,725
				627,425
DURABLES - 0.4%
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3		720,000	655,200
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (l)	-		718,528	589,193
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	163,625
				1,408,018
Textiles & Apparel - 0.0%
St. John Knits International, Inc. 12.5% 7/1/09	B3		75,000	67,500
TOTAL DURABLES				1,475,518
ENERGY - 1.8%
Coal - 0.1%
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3		340,000	340,850
Energy Services - 0.3%
R&B Falcon Corp. 9.5% 12/15/08	Ba3		1,020,000	1,101,600
Oil & Gas - 1.4%
Chesapeake Energy Corp. Series B, 9.625% 5/1/05	B2		2,130,000	2,183,250
Cross Timbers Oil Co. Series B:
8.75% 11/1/09	B2		545,000	546,363
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Cross Timbers Oil Co. Series B: - continued
9.25% 4/1/07	B2		$ 110,000	$ 111,375
Pemex Project Fund Master Trust 9.125% 10/13/10 (g)	Baa3		580,000	581,450
Petroleos Mexicanos:
9.25% 3/30/18	Ba2		440,000	433,400
9.5% 9/15/27	Baa3		515,000	512,425
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2		430,000	427,850
				4,796,113
TOTAL ENERGY				6,238,563
FINANCE - 2.6%
Banks - 0.5%
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (g)	B1		1,125,000	1,141,875
12.554% 6/16/08 (i)	B1		770,000	719,950
				1,861,825
Credit & Other Finance - 2.1%
Ahold Finance USA, Inc. euro 6.375% 6/8/05	Baa1	EUR	1,000,000	968,796
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (g)	B3		520,000	312,000
0% 7/5/01 (Reg. S)	B3		265,000	159,000
Compania Petrolifera Marlim 12.25% 9/26/08 (g)	B1		520,000	504,400
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	618,750
Ford Motor Credit Co. euro 1.2% 2/7/05	A1	JPY	250,000,000	2,149,821
GS Escrow Corp. 7% 8/1/03	Ba1		395,000	379,046
Kappa Beheer BV 10.625% 7/15/09	B2		715,000	722,150
PTC International Finance BV 0% 7/1/07 (e)	B2		1,375,000	1,010,625
PTC International Finance II SA 11.25% 12/1/09	B2		145,000	137,750
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCE - continued
Credit & Other Finance - continued
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2		$ 120,000	$ 121,200
				7,083,538
TOTAL FINANCE				8,945,363
HEALTH - 1.8%
Medical Facilities Management - 1.8%
Columbia/HCA Healthcare Corp.:
6.73% 7/15/45	Ba2		435,000	421,406
7.15% 3/30/04	Ba2		260,000	253,175
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3		740,000	769,600
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	652,050
Fountain View, Inc. 11.25% 4/15/08	Caa1		200,000	82,000
Tenet Healthcare Corp.:
Series B, 9.25% 9/1/10	Ba1		640,000	693,600
8.125% 12/1/08	Ba3		1,535,000	1,542,675
8.625% 12/1/03	Ba1		295,000	302,375
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,429,750
				6,146,631
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Industrial Machinery & Equipment - 0.2%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3		480,000	478,800
Pollution Control - 0.9%
Allied Waste North America, Inc. 7.875% 1/1/09	Ba3		2,145,000	1,989,488
Browning-Ferris Industries, Inc. 7.4% 9/15/35	Ba3		1,640,000	1,197,200
				3,186,688
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT				3,665,488
MEDIA & LEISURE - 12.2%
Broadcasting - 9.2%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3		1,020,000	887,400
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1		$ 260,000	$ 210,600
Callahan Nordrhein Westfalen:
0% 7/15/10 (e)(g)	B3		1,350,000	513,000
14% 7/15/10 (g)	B3		620,000	558,000
Century Communications Corp. Series B, 0% 1/15/08	B2		1,160,000	452,400
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2		1,770,000	1,022,175
0% 4/1/11 (e)	B2		2,600,000	1,527,500
Citadel Broadcasting Co.:
9.25% 11/15/08	B3		1,820,000	1,751,750
10.25% 7/1/07	B3		2,030,000	2,035,075
Comcast UK Cable Partners Ltd. 11.2% 11/15/07	B2		220,000	187,000
CSC Holdings, Inc.:
9.25% 11/1/05	Ba3		105,000	105,525
9.875% 5/15/06	Ba3		275,000	280,500
9.875% 4/1/23	B1		100,000	104,000
10.5% 5/15/16	Ba3		420,000	457,800
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2		696,000	609,000
Earthwatch, Inc. 0% 7/15/07 (e)	-		625,000	375,000
EchoStar DBS Corp. 9.375% 2/1/09	B1		1,870,000	1,823,250
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1		1,920,000	1,488,000
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2		351,000	301,860
Golden Sky DBS, Inc. 0% 3/1/07 (e)	Caa1		2,505,000	1,390,275
Golden Sky Systems, Inc. 12.375% 8/1/06	B3		300,000	292,500
NTL Communications Corp.:
0% 10/1/08 (e)	B3		6,975,000	3,906,000
11.5% 10/1/08	B3		1,080,000	950,400
NTL, Inc. 0% 4/1/08 (e)	B3		890,000	489,500
Pegasus Communications Corp. 12.5% 8/1/17	B3		1,010,000	1,050,400
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3		580,000	365,400
Spectrasite Holdings, Inc. 0% 3/15/10 (e)	B3		3,375,000	1,620,000
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	88,650
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
Telemundo Holdings, Inc. 0% 8/15/08 (e)	Caa1		$ 3,405,000	$ 2,281,350
Telewest Communications PLC:
0% 4/15/09 (e)	B1		680,000	306,000
0% 2/1/10 (e)	B1		2,970,000	1,336,500
United Pan-Europe Communications NV:
0% 8/1/09 (e)	B2		2,120,000	657,200
0% 2/1/10 (e)	B2		670,000	194,300
10.875% 8/1/09	B2		3,170,000	2,028,800
				31,647,110
Entertainment - 1.1%
Livent, Inc. 9.375% 10/15/04 (c)	-		300,000	60,000
Mandalay Resort Group:
9.5% 8/1/08	Ba2		160,000	160,000
10.25% 8/1/07	Ba3		720,000	711,000
MGM Mirage, Inc. 8.5% 9/15/10	Baa3		65,000	65,650
Park Place Entertainment Corp. 8.875% 9/15/08	Ba2		250,000	251,875
Premier Parks, Inc.:
0% 4/1/08 (e)	B3		1,445,000	1,004,275
9.25% 4/1/06	B3		480,000	458,400
9.75% 6/15/07	B3		1,110,000	1,071,150
				3,782,350
Lodging & Gaming - 1.9%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,005,000	914,550
HMH Properties, Inc.:
Series A, 7.875% 8/1/05	Ba2		700,000	672,000
Series B, 7.875% 8/1/08	Ba2		640,000	606,400
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		480,000	465,600
9.375% 6/15/07	B+		890,000	898,900
ITT Corp. 7.375% 11/15/15	Ba1		720,000	648,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	313,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
Station Casinos, Inc.:
8.875% 12/1/08	B1		$ 815,000	$ 798,700
9.875% 7/1/10	B1		500,000	513,750
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1		660,000	656,700
				6,488,200
TOTAL MEDIA & LEISURE				41,917,660
NONDURABLES - 0.3%
Foods - 0.3%
Del Monte Corp. 12.25% 4/15/07	B3		252,000	264,600
Del Monte Foods Co. 0% 12/15/07 (e)	Caa1		1,084,000	802,160
				1,066,760
SERVICES - 0.6%
Advertising - 0.2%
Lamar Media Corp.:
9.25% 8/15/07	B1		715,000	722,150
9.625% 12/1/06	B1		60,000	62,250
				784,400
Printing - 0.4%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	669,600
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (g)	-		790,089	632,071
				1,301,671
TOTAL SERVICES				2,086,071
TECHNOLOGY - 0.8%
Computers & Office Equipment - 0.1%
Globix Corp. 12.5% 2/1/10	B-		580,000	203,000
Electronic Instruments - 0.1%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3		604,000	519,440
Electronics - 0.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3		335,000	276,375
Details, Inc. 10% 11/15/05	B3		65,000	59,800
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronics - continued
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2		$ 595,000	$ 550,375
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba3		980,000	970,200
Intersil Corp. 13.25% 8/15/09	B1		294,000	323,400
				2,180,150
TOTAL TECHNOLOGY				2,902,590
TRANSPORTATION - 0.5%
Railroads - 0.5%
Kansas City Southern Railway Co. 9.5% 10/1/08 (g)	Ba2		795,000	814,875
TFM SA de CV 0% 6/15/09 (e)	B1		1,350,000	1,002,375
				1,817,250
UTILITIES - 7.8%
Cellular - 6.7%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1		1,060,000	598,900
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1		1,260,000	567,000
Comunicacion Celular SA 14.125% 3/1/05 (g)	B3		310,000	238,700
Crown Castle International Corp. 0% 5/15/11 (e)	B3		1,970,000	1,319,900
Echostar Broadband Corp. 10.375% 10/1/07 (g)	B3		2,015,000	1,984,775
Horizon PCS, Inc. 0% 10/1/10 unit (e)(g)	Caa1		740,000	303,400
Leap Wireless International, Inc. 12.5% 4/15/10	Caa2		465,000	269,700
McCaw International Ltd. 0% 4/15/07 (e)	Caa1		930,000	558,000
Millicom International Cellular SA 0% 6/1/06 (e)	Caa1		1,610,000	1,263,850
Nextel Communications, Inc.:
0% 9/15/07 (e)	B1		703,000	548,340
0% 10/31/07 (e)	B1		850,000	624,750
0% 2/15/08 (e)	B1		4,225,000	3,031,438
12% 11/1/08	B1		460,000	483,000
Nextel International, Inc. 12.75% 8/1/10 (g)	Caa1		600,000	483,000
Nextel Partners, Inc.:
11% 3/15/10	B3		165,000	157,575
11% 3/15/10	B3		425,000	405,875
Occidente Y Caribe Celular SA 0% 3/15/04 (e)	B3		200,000	148,000
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3		610,000	416,325
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Cellular - continued
Tritel PCS, Inc. 0% 5/15/09 (e)	B3		$ 2,700,000	$ 1,836,000
Triton PCS, Inc. 0% 5/1/08 (e)	B3		3,125,000	2,468,750
US Unwired, Inc. 0% 11/1/09 (e)	Caa1		960,000	412,800
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	B2		5,200,000	3,770,000
10.375% 11/15/09	B2		1,060,000	1,139,500
				23,029,578
Electric Utility - 0.8%
AES Corp. 9.375% 9/15/10	Ba1		1,695,000	1,733,138
CMS Energy Corp.:
8.375% 7/1/03	Ba3		635,000	631,825
9.875% 10/15/07	Ba3		280,000	291,200
				2,656,163
Telephone Services - 0.3%
Asia Global Crossing Ltd. 13.375% 10/15/10 (g)	B2		590,000	508,875
Esat Telecom Group PLC yankee 11.875% 12/1/08	A2		60,000	69,000
Intermedia Communications, Inc.:
8.5% 1/15/08	B2		445,000	311,500
8.6% 6/1/08	B2		40,000	28,000
8.875% 11/1/07	B2		15,000	10,500
				927,875
TOTAL UTILITIES				26,613,616
TOTAL NONCONVERTIBLE BONDS				112,452,673
TOTAL CORPORATE BONDS (Cost $126,611,101)				116,120,621
U.S. Government and Government Agency Obligations - 24.8%

U.S. Government Agency Obligations - 8.1%
Fannie Mae:
5.25% 1/15/09	Aaa		6,500,000	6,206,460
6% 12/15/05	Aaa		2,550,000	2,580,090
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.5% 4/29/09	Aaa		$ 1,830,000	$ 1,817,977
7% 7/15/05	Aaa		2,935,000	3,080,371
7.25% 1/15/10	Aaa		800,000	868,752
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,039,220
Federal Home Loan Bank:
6.75% 4/5/04	Aaa		870,000	896,239
6.875% 8/15/03	Aaa		1,625,000	1,673,490
Freddie Mac:
7% 7/15/05	Aaa		2,950,000	3,095,642
7.375% 5/15/03	Aaa		2,975,000	3,089,805
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) 8.5% 4/1/06	Aaa		161,363	172,180
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa		1,498,932	1,526,258
Class 2-E, 9.4% 5/15/02	Aaa		23,206	23,626
Class 3-T, 9.625% 5/15/02	Aaa		9,992	10,194
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		840,000	844,378
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		550,000	551,100
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		399,000	405,226
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				27,881,008
U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa		2,500,000	2,719,150
6.625% 2/15/27	Aaa		500,000	571,095
8.75% 5/15/17	Aaa		5,440,000	7,306,573
8.875% 8/15/17	Aaa		14,725,000	20,014,502
9% 11/15/18	Aaa		2,630,000	3,648,310
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes 6.5% 5/31/02	Aaa		$ 13,100,000	$ 13,296,500
U.S. Treasury Notes - Principal Strips 0% 5/15/02	Aaa		10,320,000	9,599,974
TOTAL U.S. TREASURY OBLIGATIONS				57,156,104
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $82,456,538)				85,037,112
U.S. Government Agency - Mortgage Securities - 3.7%

Fannie Mae - 2.1%
5.5% 5/1/11 to 6/1/14	Aaa		569,397	555,414
6% 8/1/13 to 1/1/26	Aaa		1,118,420	1,102,295
6.5% 5/1/08 to 12/1/30	Aaa		3,270,163	3,231,695
6.5% 1/1/31 (h)	Aaa		900,000	887,344
7% 9/1/25 to 12/1/28	Aaa		543,191	544,819
7.5% 1/1/28 to 5/1/28	Aaa		537,399	545,946
8% 7/1/26 to 12/1/27	Aaa		459,874	472,989
TOTAL FANNIE MAE				7,340,502
Freddie Mac - 0.1%
6% 12/1/07	Aaa		27,572	27,140
8.5% 3/1/20	Aaa		136,688	142,069
TOTAL FREDDIE MAC				169,209
Government National Mortgage Association - 1.5%
6% 1/15/09 to 5/15/09	Aaa		656,743	656,899
6.5% 4/15/26 to 5/15/26	Aaa		690,837	684,142
7% 9/15/25 to 10/15/28	Aaa		1,340,545	1,346,647
7.5% 2/15/22 to 8/15/28	Aaa		2,108,088	2,148,707
8% 9/15/26 to 12/15/26	Aaa		347,931	357,280
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				5,193,675
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,536,324)				12,703,386
Foreign Government and Government Agency Obligations (j) - 25.2%
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Argentinian Republic:
BOCON 2.7744% 4/1/07 (i)	B1	ARS	2,657,526	$ 1,869,413
Brady:
floating rate bond 7.625% 3/31/05 (i)	B1		1,820,160	1,656,346
par L-GP 6% 3/31/23	B1		2,045,000	1,416,163
9.75% 9/19/27	B1		440,000	354,200
10.25% 7/21/30	B1		855,000	705,375
11.75% 2/12/07	B1	ARS	720,000	616,587
11.75% 6/15/15	B1		2,619,000	2,363,648
12% 2/1/20	B1		346,000	319,185
Brazilian Federative Rep.:
Brady:
capitalization bond 8% 4/15/14	B1		3,149,946	2,437,271
debt conversion bond 7.6875% 4/15/12 (i)	B1		1,838,000	1,357,823
discount euro 7.625% 4/15/24 (i)	B1		680,000	520,200
Brady 6% 4/15/24	B1		895,000	623,144
11% 8/17/40	B1		3,010,000	2,450,140
Bulgarian Republic Brady FLIRB A 3% 7/28/12 (i)	B2		1,277,000	941,788
Canadian Government:
1.9% 3/23/09	Aa1	JPY	70,000,000	637,143
7% 12/1/06	Aa1	CAD	2,950,000	2,130,053
9% 6/1/25	Aa1	CAD	2,600,000	2,473,104
10% 5/1/02	Aa1	CAD	4,750,000	3,355,891
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		1,000,000	605,000
Promissory notes 5.092% 1/5/10	-		988,489	507,400
warrants 11/15/20 (a)(k)	-		1,000	0
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		590,000	531,000
Colombian Republic:
7.625% 2/15/07	Ba2		195,000	153,075
8.625% 4/1/08	Ba2		530,000	426,650
8.7% 2/15/16	Ba2		185,000	122,100
9.75% 4/23/09	Ba2		135,000	113,569
11.75% 2/25/20	Ba2		545,000	465,975
Ecuador Republic:
4% 8/15/30 (f)(g)	Caa2		828,000	310,500
12% 11/15/12 (g)	Caa2		2,234,000	1,463,270
Germany Federal Republic:
4.25% 2/18/05	Aaa	EUR	2,200,000	2,054,054
4.5% 5/17/02	Aaa	EUR	900,000	846,907
6% 1/4/07	Aaa	EUR	450,000	453,634
Foreign Government and Government Agency Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
Germany Federal Republic: - continued
6.25% 4/26/06	Aaa	EUR	6,950,000	$ 7,062,421
6.25% 1/4/30	Aaa	EUR	3,500,000	3,716,181
8% 7/22/02	Aaa	EUR	6,800,000	6,730,647
Hungarian Government 9.25% 9/24/03	A1	HUF	36,240,000	127,459
Italian Republic 3.75% 6/8/05	Aa3	JPY	460,000,000	4,522,295
Ivory Coast Brady FLIRB A 1.9% 3/29/18 (c)(f)	-	FRF	2,140,000	38,415
Jamaican Government 12.75% 9/1/07 (g)	Ba3		155,000	153,838
Pakistani Republic 10% 12/13/05 (g)	Caa1		155,000	99,200
Peruvian Republic Brady:
FLIRB 3.75% 3/7/17 (i)	Ba3		475,000	277,875
past due interest 4.5% 3/7/17 (i)	Ba3		536,000	344,380
Philippine Government:
9.875% 3/16/10	Ba1		435,000	390,413
9.875% 1/15/19	Ba1		530,000	424,663
10.625% 3/16/25	Ba1		380,000	312,550
Polish Government 6% 3/22/10	Baa1	EUR	260,000	250,221
Russian Federation:
2.5% 3/31/30 (f)(g)	B3		3,900,000	1,462,500
2.5% 3/31/30 (Reg. S) (f)	B3		1,455,000	545,625
8.25% 3/31/10 (g)	B3		552,789	344,802
9.25% 11/27/01	B3		435,000	424,669
10% 6/26/07	B3		1,361,000	998,634
11% 7/24/18 (Reg. S)	B3		692,000	486,130
11.75% 6/10/03 (Reg. S)	B3		528,000	493,680
12.75% 6/24/28 (Reg. S)	B3		2,083,000	1,734,098
Russian Federation Ministry of Finance 3% 5/14/03	Caa3		690,000	391,575
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	393,500
Spanish Kingdom 5.4% 7/30/11	Aa2	EUR	500,000	464,664
Treuhandanstalt 7.5% 9/9/04	Aaa	EUR	1,500,000	1,550,968
Turkish Republic:
global 12.375% 6/15/09	B1		990,000	923,175
11.875% 1/15/30	B1		435,000	383,888
Ukraine Government 11% 3/15/07 (Reg. S)	Caa1		965,000	680,325
United Kingdom, Great Britain & Northern Ireland:
7.5% 12/7/06	Aaa	GBP	2,110,000	3,519,280
8% 12/7/15	Aaa	GBP	230,000	462,965
8.75% 8/25/17	Aaa	GBP	1,300,000	2,853,517
9.75% 8/27/02	Aaa	GBP	650,000	1,037,466
Foreign Government and Government Agency Obligations (j) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (d)	Value (Note 1)
United Mexican States:
Brady par A 6.25% 12/31/19 unit	Baa3		$ 3,610,000	$ 3,276,075
value recovery rights 6/30/03:
discount A (k)	-		3,000	0
discount C (k)	-		2,000	0
9.875% 2/1/10	Baa3		824,000	885,800
10.375% 2/17/09	Baa3		464,000	506,920
11.375% 9/15/16	Baa3		1,410,000	1,642,650
Venezuelan Republic:
Brady:
debt conversion bond 7.875% 12/18/07 (i)	B2		999,990	802,492
par W-A euro 6.75% 3/31/20	B2		320,000	236,800
par W-B euro 6.75% 3/31/20	B2		330,000	244,200
Oil recovery rights 4/15/20 (k)	-		3,260	0
9.25% 9/15/27	B2		1,270,000	820,738
Venezuelan Republic Brady FLIRB B 7.625%, 3/31/07 (i)	B2		309,520	251,098
Vietnamese Socialist Republic 3.75% 3/14/16 (i)	B1		85,000	48,450
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,557,820)				86,597,850
Supranational Obligations - 0.6%

European Bank for Reconstruction & Development 19% 12/5/01	Aaa	PLN	1,070,000	260,995
European Investment Bank 4% 4/15/09	Aaa	EUR	2,000,000	1,728,478
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $2,279,127)				1,989,473
Common Stocks - 0.3%
	Shares
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
CS Wireless Systems, Inc. (a)(g)	10	0
NTL, Inc. warrants 10/14/08 (a)	1,586	30,134
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	570	570
		30,704
Common Stocks - continued
	Shares	Value (Note 1)
RETAIL & WHOLESALE - 0.2%
Grocery Stores - 0.2%
Pathmark Stores, Inc. (a)	48,545	$ 800,993
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Concentric Network Corp. warrants 12/15/07 (a)(g)	200	63,200
DecisionOne Corp. (a)	1,980	20
DecisionOne Corp.:
Class A warrants 4/18/07 (a)	1,137	0
Class B warrants 4/18/07 (a)	1,959	0
Class C warrants 4/18/07 (a)	1,162	0
		63,220
UTILITIES - 0.1%
Cellular - 0.1%
Leap Wireless International, Inc. warrants 4/15/10 (a)(g)	465	930
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	345
warrants 1/15/07 (CV ratio .6) (a)	480	960
McCaw International Ltd. warrants 4/16/07 (a)(g)	1,753	17,530
Powertel, Inc. warrants 2/1/06 (a)	3,328	149,760
		169,525
Telephone Services - 0.0%
Mpower Communications Corp. (a)(g)	924	4,736
Source Media, Inc. (a)	1,676	786
		5,522
TOTAL UTILITIES		175,047
TOTAL COMMON STOCKS (Cost $1,548,249)		1,069,964
Preferred Stocks - 4.4%

Convertible Preferred Stocks - 0.4%
MEDIA & LEISURE - 0.4%
Broadcasting - 0.4%
Earthwatch, Inc. $0.2975 (g)	30,684	7,671
Radio One, Inc.:
$65.00 (g)	1,300	1,030,250
$65.00	400	317,000
		1,354,921
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 4.0%
FINANCE - 0.1%
Insurance - 0.1%
American Annuity Group Capital Trust II $88.75	240	$ 239,836
MEDIA & LEISURE - 1.5%
Broadcasting - 1.2%
Adelphia Communications Corp. Series B, $13.00	5,345	427,600
Benedek Communications Corp. $115.00 pay-in-kind	901	450,500
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	5,497	461,748
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	5,183	544,215
Series M, $11.125 pay-in-kind	20,083	2,088,632
Granite Broadcasting Corp. $127.50 pay-in-kind	418	45,980
		4,018,675
Publishing - 0.3%
PRIMEDIA, Inc.:
$9.20	1,600	124,800
Series D, $10.00	5,733	470,106
Series H, $8.625	7,377	560,652
		1,155,558
TOTAL MEDIA & LEISURE		5,174,233
UTILITIES - 2.4%
Cellular - 1.2%
Crown Castle International Corp. $127.50 pay-in-kind	1,027	985,920
Dobson Communications Corp. $130.00 pay-in-kind	178	158,420
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,152	2,001,360
Series E, $111.25 pay-in-kind	1,148	952,840
		4,098,540
Telephone Services - 1.2%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,081	2,018,570
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	2,034	1,017,000
Source Media, Inc. $2.70 pay-in-kind	4,469	15,642
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Telephone Services - continued
XO Communications, Inc.:
$135.00 pay-in-kind	921	$ 368,400
$7.00 pay-in-kind	21,650	692,800
		4,112,412
TOTAL UTILITIES		8,210,952
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,625,021
TOTAL PREFERRED STOCKS (Cost $19,106,086)		14,979,942
Sovereign Loan Participations - 0.3%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Deutsche Bank 7.6875% 9/4/06 (i)	-	$ 383,077	319,869
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 9/4/06 (i)	-	262,154	218,898
Series 1- Societe Generale 7.6875% 9/4/06 (i)	-	18,462	15,415
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 7.6875% 3/4/10 (i)	-	299,250	231,919
Series 3 - The Chase Manhattan Bank 7.6875% 3/4/10 (i)	-	134,900	104,548
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $862,601)			890,649
Cash Equivalents - 5.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.06%, dated 12/29/00 due 1/2/01 (Cost $19,440,000)	$ 19,453,095	$ 19,440,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $350,397,846)		338,828,997
NET OTHER ASSETS - 1.2%		4,159,215
NET ASSETS - 100%		$ 342,988,212
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
HUF	-	Hungarian forint
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration
under Rule 144A of the Securities Act
of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,970,908 or 4.4% of net assets.

(h) Security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Quantity represents share amount.
(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/00	$ 683,451
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	43.1%	AAA, AA, A	36.2%
Baa	2.7%	BBB	0.7%
Ba	7.0%	BB	10.7%
B	30.4%	B	28.0%
Caa	4.9%	CCC	3.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.6%
Germany	6.7
United Kingdom	3.3
Brazil	2.9
Mexico	2.9
Argentina	2.7
Canada	2.5
Russia	2.1
Netherlands	1.5
Italy	1.3
Others (individually less than 1%)	5.5
100.0%
Income Tax Information

At December 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $350,992,385. Net unrealized depreciation aggregated $12,163,388, of which $9,349,694 related to appreciated investment securities and $21,513,082 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $14,939,000 of which $10,864,000 and $4,075,000 will expire on December 31, 2007 and 2008, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2001 approximately $2,497,000 of losses recognized during the period November 1, 2000 to December 31, 2000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $19,440,000) (cost $350,397,846) - See accompanying schedule		$ 338,828,997
Cash		292,687
Receivable for investments sold		141,148
Receivable for fund shares sold		1,417,338
Dividends receivable		109,305
Interest receivable		5,799,678
Other receivables		7,164
Total assets		346,596,317
Liabilities
Payable for investments purchased Regular delivery	$ 761,148
Delayed delivery	881,906
Payable for fund shares redeemed	1,155,346
Distributions payable	383,719
Accrued management fee	160,468
Distribution fees payable	129,262
Other payables and accrued expenses	136,256
Total liabilities		3,608,105
Net Assets		$ 342,988,212
Net Assets consist of:
Paid in capital		$ 369,905,669
Undistributed net investment income		2,595,082
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,087,134)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,425,405)
Net Assets		$ 342,988,212

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2000
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,947,536 ÷ 1,773,423 shares)	$10.12
Maximum offering price per share (100/95.25 of $10.12)	$10.62
Class T: Net Asset Value and redemption price per share ($206,972,497 ÷ 20,463,170 shares)	$10.11
Maximum offering price per share (100/96.50 of $10.11)	$10.48
Class B: Net Asset Value and offering price per share ($87,879,133 ÷ 8,672,111 shares) A	$10.13
Class C: Net Asset Value and offering price per share ($25,890,867 ÷ 2,561,229 shares) A	$10.11
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,298,179 ÷ 422,353 shares)	$10.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Dividends		$ 1,791,974
Interest		26,485,794
Total income		28,277,768
Expenses
Management fee	$ 1,841,312
Transfer agent fees	598,390
Distribution fees	1,484,637
Accounting fees and expenses	195,311
Non-interested trustees' compensation	1,070
Custodian fees and expenses	51,631
Registration fees	121,479
Audit	55,689
Legal	11,414
Miscellaneous	2,355
Total expenses before reductions	4,363,288
Expense reductions	(13,027)	4,350,261
Net investment income		23,927,507
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,924,689)
Foreign currency transactions	(457,395)	(5,382,084)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,246,059)
Assets and liabilities in foreign currencies	182,526	(8,063,533)
Net gain (loss)		(13,445,617)
Net increase (decrease) in net assets resulting from operations		$ 10,481,890

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 23,927,507	$ 21,899,000
Net realized gain (loss)	(5,382,084)	(7,459,313)
Change in net unrealized appreciation (depreciation)	(8,063,533)	3,043,574
Net increase (decrease) in net assets resulting from operations	10,481,890	17,483,261
Distributions to shareholders from net investment income	(21,254,109)	(19,936,469)
Share transactions - net increase (decrease)	43,937,464	24,266,774
Total increase (decrease) in net assets	33,165,245	21,813,566
Net Assets
Beginning of period	309,822,967	288,009,401
End of period (including undistributed net investment income of $2,595,082 and $1,690,132, respectively)	$ 342,988,212	$ 309,822,967

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.560	$ 11.090	$ 11.250	$ 11.010
Income from Investment Operations
Net investment income D	.793	.775	.771	.802	.267
Net realized and unrealized gain (loss)	(.434)	(.152)	(.512)	.198	.493
Total from investment operations	.359	.623	.259	1.000	.760
Less Distributions
From net investment income	(.709)	(.713)	(.729)	(.790)	(.280)
From net realized gain	-	-	-	(.370)	(.240)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.709)	(.713)	(.789)	(1.160)	(.520)
Net asset value, end of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Total Return B, C	3.58%	6.12%	2.38%	9.24%	6.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 17,948	$ 12,800	$ 9,596	$ 3,379	$ 587
Ratio of expenses to average net assets	1.08%	1.08%	1.23%	1.25% F	1.25% A, F
Ratio of expenses to average net assets after expense reductions	1.08%	1.07% G	1.22% G	1.24% G	1.25% A
Ratio of net investment income to average net assets	7.76%	7.44%	7.22%	7.16%	7.32% A
Portfolio turnover rate	99%	146%	150%	140%	119%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to December 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.470	$ 10.550	$ 11.090	$ 11.250	$ 11.000
Income from Investment Operations
Net investment income C	.788	.772	.781	.814	.813
Net realized and unrealized gain (loss)	(.445)	(.147)	(.535)	.194	.542
Total from investment operations	.343	.625	.246	1.008	1.355
Less Distributions
From net investment income	(.703)	(.705)	(.726)	(.798)	(.805)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.703)	(.705)	(.786)	(1.168)	(1.105)
Net asset value, end of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Total Return A, B	3.42%	6.15%	2.26%	9.33%	12.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 206,972	$ 190,335	$ 189,755	$ 119,204	$ 99,327
Ratio of expenses to average net assets	1.14%	1.13%	1.18%	1.20%	1.23%
Ratio of expenses to average net assets after expense reductions	1.14%	1.13%	1.17% D	1.19% D	1.22% D
Ratio of net investment income to average net assets	7.70%	7.38%	7.25%	7.21%	7.34%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.490	$ 10.570	$ 11.100	$ 11.260	$ 11.010
Income from Investment Operations
Net investment income C	.722	.703	.713	.740	.743
Net realized and unrealized gain (loss)	(.447)	(.146)	(.529)	.194	.538
Total from investment operations	.275	.557	.184	.934	1.281
Less Distributions
From net investment income	(.635)	(.637)	(.654)	(.724)	(.731)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.635)	(.637)	(.714)	(1.094)	(1.031)
Net asset value, end of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Total Return A, B	2.73%	5.45%	1.69%	8.60%	12.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 87,879	$ 86,116	$ 72,773	$ 54,562	$ 37,403
Ratio of expenses to average net assets	1.80%	1.78%	1.83%	1.86%	1.88%
Ratio of expenses to average net assets after expense reductions	1.80%	1.78%	1.83%	1.85% D	1.87% D
Ratio of net investment income to average net assets	7.04%	6.73%	6.56%	6.55%	6.69%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the contingent deferred sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income D	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.432)	(.151)	(.517)	.037
Total from investment operations	.275	.536	.155	.142
Less Distributions
From net investment income	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	(.310)
In excess of net realized gain	-	-	(.060)	-
Total distributions	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C	2.74%	5.25%	1.42%	1.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 25,891	$ 16,927	$ 11,248	$ 659
Ratio of expenses to average net assets	1.91%	1.91%	2.07% F	2.10% A, F
Ratio of expenses to average net assets after expense reductions	1.90% G	1.90% G	2.07%	2.10% A
Ratio of net investment income to average net assets	6.94%	6.61%	6.37%	6.30% A
Portfolio turnover rate	99%	146%	150%	140%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to December 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.610	$ 11.140	$ 11.300	$ 11.030
Income from Investment Operations
Net investment income B	.816	.799	.805	.830	.826
Net realized and unrealized gain (loss)	(.437)	(.150)	(.533)	.186	.548
Total from investment operations	.379	.649	.272	1.016	1.374
Less Distributions
From net investment income	(.729)	(.729)	(.742)	(.806)	(.804)
From net realized gain	-	-	-	(.370)	(.300)
In excess of net realized gain	-	-	(.060)	-	-
Total distributions	(.729)	(.729)	(.802)	(1.176)	(1.104)
Net asset value, end of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Total Return A	3.76%	6.35%	2.49%	9.36%	13.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,298	$ 3,645	$ 4,636	$ 6,289	$ 6,107
Ratio of expenses to average net assets	.90%	.93%	1.07%	1.10% C	1.10% C
Ratio of expenses to average net assets after expense reductions	.90%	.93%	1.07%	1.09% D	1.10%
Ratio of net investment income to average net assets	7.95%	7.58%	7.29%	7.31%	7.47%
Portfolio turnover rate	99%	146%	150%	140%	119%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, options transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the schedule of investments under the caption "Purchased Options". Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $589,193 or 0.2% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $890,649 or 0.3% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $342,987,550 and $301,447,287, respectively, of which U.S. government and government agency obligations aggregated $82,817,228 and $79,913,176, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

a lower management fee. For the period, the management fee was equivalent to an annual rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as a sub-
adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the fund. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity International Investment Advisors (FIIA). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*
Class C	1.00%**

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 22,402	$ -
Class T	487,595	2,643
Class B	769,351	555,654
Class C	205,289	98,273
	$ 1,484,637	$ 656,570

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 77,007	$ 27,609
Class T	119,066	37,929
Class B	251,991	251,991*
Class C	4,286	4,286*
	$ 452,350	$ 321,815

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 33,166.22
Class T	354,784.18
Class B	163,334.19
Class C	39,922.19
Institutional Class	7,184.19
	$ 598,390

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $7,926,200. The weighted average interest rate was 5.88%. Interest earned from the interfund lending program amounted to $6,476 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $311 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $12,716, under this arrangement.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates were record owners of approximately 9% of the total outstanding shares of the fund.

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2000	1999
From net investment income
Class A	$ 1,037,205	$ 775,559
Class T	13,393,579	13,041,860
Class B	5,288,786	4,950,300
Class C	1,260,642	853,483
Institutional Class	273,897	315,267
Total	$ 21,254,109	$ 19,936,469

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2000	1999	2000	1999

Class A Shares sold	1,139,950	670,664	$ 11,674,899	$ 7,034,562
Reinvestment of distributions	80,014	59,003	817,264	616,531
Shares redeemed	(668,597)	(416,786)	(6,866,701)	(4,352,173)
Net increase (decrease)	551,367	312,881	$ 5,625,462	$ 3,298,920
Class T Shares sold	8,304,443	7,300,446	$ 84,942,531	$ 76,364,764
Reinvestment of distributions	1,108,817	1,043,417	11,325,674	10,903,390
Shares redeemed	(7,130,337)	(8,149,722)	(73,083,892)	(85,087,489)
Net increase (decrease)	2,282,923	194,141	$ 23,184,313	$ 2,180,665
Class B Shares sold	2,412,667	3,093,028	$ 24,764,959	$ 32,490,970
Reinvestment of distributions	352,818	321,769	3,610,193	3,367,960
Shares redeemed	(2,304,516)	(2,090,413)	(23,665,554)	(21,891,154)
Net increase (decrease)	460,969	1,324,384	$ 4,709,598	$ 13,967,776
Class C Shares sold	1,526,500	1,002,410	$ 15,610,292	$ 10,478,051
Reinvestment of distributions	94,099	62,617	959,476	653,680
Shares redeemed	(676,914)	(513,809)	(6,943,242)	(5,359,385)
Net increase (decrease)	943,685	551,218	$ 9,626,526	$ 5,772,346
Institutional Class Shares sold	190,523	137,655	$ 1,972,051	$ 1,449,056
Reinvestment of distributions	21,321	20,355	219,051	213,945
Shares redeemed	(135,659)	(248,874)	(1,399,537)	(2,615,934)
Net increase (decrease)	76,185	(90,864)	$ 791,565	$ (952,933)

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standard s generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2001

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International
Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

John H. Carlson, Vice President

Kevin E. Grant, Vice President

Robert A. Lawrence, Vice President

Ian Spreadbury, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SII-ANN-0201 124547
1.540218.103

(Fidelity Investment logo)(registered trademark)